Asset Impairments and Vessel Sales - Asset Impairments (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) vessel	Dec. 31, 2016 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Vessels and equipment	$ 9,216,729,000		$ 9,216,729,000		$ 9,138,886,000
Asset impairment charges	$ 1,500,000	$ 43,649,000	$ 1,500,000	$ 43,649,000
Teekay Offshore
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges				$ 43,700,000
Teekay Offshore | Offshore Logistics
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges		$ 43,700,000
Teekay Offshore | Impaired Asset | Offshore Logistics
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels | vessel		2		2
Vessels and equipment		$ 0		$ 0